Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FPA International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation over the long term while attempting to minimize the risk of capital loss.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's operating expenses have been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies. The Fund will invest primarily in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The Fund invests in companies that the Adviser believes are high quality, financially strong businesses, with management teams that build shareholder value over time. The Fund seeks to invest in these businesses when their market prices are less than the Adviser's estimate of their intrinsic values. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's universe of potential investments primarily includes companies domiciled in jurisdictions outside of the United States in which the Adviser believes reasonable business practices exist. In investing the Fund's assets, the Adviser focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws. The Fund will primarily invest in companies domiciled in Continental Europe, Japan, the United Kingdom, emerging Asian markets, the Americas (excluding the United States, "U.S."), Australia and New Zealand, and developing EMEA (Europe, Middle East and Africa) countries. There are no geographic limits on the Fund's non-U.S. investments, but the Fund does not expect to invest more than 35% of its assets in securities of companies domiciled in emerging markets. The Fund may hedge currency. In addition, the Fund may invest in American Depositary Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks, or other depository receipts.

Key Investment Criteria

1.  Business Quality. The Adviser seeks to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers.

2.  Financial Strength. The Adviser considers the overall financial strength of businesses. The Adviser seeks to avoid companies that expose their shareholders to a material risk of permanent capital loss.

3.  Strong Management. The Adviser seeks to invest in companies with management teams that have histories of both operational excellence and capital allocation that builds shareholder value.

4.  Low Absolute Valuation. The Adviser only purchases shares when the Adviser believes they offer a significant margin of safety (i.e. when they trade at a significant discount to the Adviser's estimate of their intrinsic value).

Given the Fund's strict investment criteria, the limited number of holdings in the portfolio and the ability to hold cash are key aspects of the portfolio. The Adviser expects the Fund to generally invest in 25 to 35 companies at any given time. Under normal circumstances, the Fund may hold up to 15% of its assets in cash or cash equivalents, but the Fund may hold significantly more at times when the Adviser believes there are not sufficient investment opportunities that meet the Fund's strict investment criteria. The Fund may invest in companies of all sizes, including small-to-medium capitalization companies (up to U.S. $10 billion).

The Adviser performs security selection on a bottom-up basis and conducts extensive research on individual investment candidates focusing on business fundamentals. The Adviser uses its research findings to estimate the intrinsic value of businesses. The Fund's portfolio construction is the product of this research and valuation process. The Adviser adds to a list of portfolio investments those companies that meet the Adviser's qualitative investment criteria and offer a sufficient margin of safety. The Adviser ranks all portfolio securities according to the relative discount to the Adviser's estimate of intrinsic value and usually allocates the largest portfolio weightings to those investments that the Adviser believes offer the highest margin of safety. The Adviser believes that this approach allows its best ideas to have a meaningful impact on the Fund's performance.

The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of intrinsic value; the Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. Due to the relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than would be a fund with more holdings. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund. Because of these and other risks, you could lose money by investing in the Fund.

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities, generally common stocks and/or ADRs, held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Global stock markets have been subject to significant volatility recently, including issues relating to the European sovereign debt crisis, which have increased the risk associated with an investment in the Fund. Changes in interest rates may also have an impact on equity markets. These risks are greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Investing in Foreign Securities. Since the Fund principally invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in regulatory, tax and accounting standards and differences in reporting standards can cause difficulties in obtaining information about foreign companies and can negatively affect investment decisions. Investments in foreign securities could be affected by restrictions on receiving investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

The Fund may invest in ADRs and similar depositary receipts, which may be sponsored by the foreign issuer or unsponsored. ADRs and similar depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be, in the United States, considered material. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investing in Emerging Markets. The Fund's investments in foreign issuers in developing or emerging market countries involve increased exposure to changes in economic, social and political factors. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving, and their political systems are typically less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Investing in Mid-Cap and Small-Cap Companies. The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, these companies often have shorter operating histories than larger companies. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Other Information Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing the Fund's performance. Because the FPA International Value Fund commenced operations on December 1, 2011, the chart only shows the Fund's annual returns for two calendar years compared with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The MSCI All Country World (ACWI) ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing the Fund's performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fpafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during the time period were:
Highest	13.16%	(Quarter ended 03/31/12)
Lowest	(8.70)%	(Quarter ended 09/30/14)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.70%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Performance Information. To obtain updated monthly performance information please visit the Fund's website at www.fpafunds.com or calling (800) 982-4372.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2012	rr_AnnualReturn2012	24.04%
Annual Return 2013	rr_AnnualReturn2013	18.00%
Annual Return 2014	rr_AnnualReturn2014	(9.19%)
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	(9.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
FPA International Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%	[2]
FPA International Value Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	(7.23%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%	[2]

[1]	The Fund's operating expenses have been restated to better reflect anticipated expenses of the Fund.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty.